SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION
Brookfield Renewable’s Chief Executive Officer and Chief Financial Officer (collectively, the chief operating decision maker or “CODM”) review the results of the business, manage operations, and allocate resources based on the type of technology.
Brookfield Renewable operations are segmented by – 1) hydroelectric, 2) wind, 3) utility-scale solar, 4) distributed energy and storage (distributed generation, pumped storage and battery energy storage systems), 5) sustainable solutions (nuclear services, renewable natural gas, carbon capture and storage, recycling, cogeneration, eFuels and power transformation), and 6) corporate - with hydroelectric further segmented by geography (i.e., North America, Colombia, and Brazil). This best reflects the way in which the CODM reviews results of Brookfield Renewable.
Reporting to the CODM on the measures utilized to assess performance and allocate resources is provided on a proportionate basis. Information on a proportionate basis reflects Brookfield Renewable’s share from facilities which it accounts for using consolidation and the equity method whereby Brookfield Renewable either controls or exercises significant influence or joint control over the investment, respectively. Proportionate information provides a Unitholder
(holders of the GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares, class A.2 exchangeable shares and LP units) perspective that the CODM considers important when performing internal analyses and making strategic and operating decisions. The CODM also believes that providing proportionate information helps investors understand the impacts of decisions made by management and financial results allocable to Brookfield Renewable’s Unitholders.
Proportionate financial information is not, and is not intended to be, presented in accordance with IFRS. Tables reconciling IFRS data with data presented on a proportionate consolidation basis have been disclosed. Segment revenues, other income, direct operating costs, interest expense, current income taxes, and other are items that will differ from results presented in accordance with IFRS as these items (1) include Brookfield Renewable’s proportionate share of earnings from equity-accounted investments and its financial asset in nuclear services, which is recognized as an equity-accounted investment by Brookfield, attributable to each of the above-noted items, (2) exclude the proportionate share of earnings (loss) of consolidated investments not held by us apportioned to each of the above-noted items, and (3) other income includes items that are considered within Brookfield Renewable’s measure of return on invested capital, including but not limited to our proportionate share of settled foreign currency and other hedges, income earned on financial assets and structured investments in sustainable solutions, monetization of tax attributes at certain development projects and realized disposition gains on non-core assets and on recently developed assets that we have monetized to reflect the economic value created from our development activities as we design, build and commercialize new renewable energy capacity and sell these assets to lower cost of capital buyers which may not otherwise be reflected in our consolidated statements of income.
Brookfield Renewable does not control those entities that have not been consolidated and as such, have been presented as equity-accounted investments in its consolidated financial statements. The presentation of the assets and liabilities and revenues and expenses does not represent Brookfield Renewable’s legal claim to such items, and the removal of financial statement amounts that are attributable to non-controlling interests does not extinguish Brookfield Renewable’s legal claims or exposures to such items.
Brookfield Renewable reports its results in accordance with these segments and presents prior period segmented information in a consistent manner.
Brookfield Renewable uses Funds From Operations (“FFO”) to assess the performance of Brookfield Renewable before the effects of certain cash items (e.g., acquisition costs and other typical non-recurring cash items) and certain non-cash items (e.g., deferred income taxes, depreciation, non-cash portion of non-controlling interests, unrealized gain or loss on financial instruments, non-cash gain or loss from equity-accounted investments, and other non-cash items) as these are not reflective of the performance of the underlying business, and including monetization of tax attributes at certain development projects. Brookfield Renewable includes realized disposition gains and losses on assets that we developed and/or did not intend to hold over the long-term within FFO in order to provide additional insight regarding the performance of investments on a cumulative realized basis, including any unrealized fair value adjustments that were recorded in equity and not otherwise reflected in current period net income.
The accounting policies of the reportable segments are the same as those described in Note 1 – Basis of preparation and material accounting policy information. Brookfield Renewable analyzes the performance of its operating segments based on FFO. FFO is not a generally accepted accounting measure under IFRS and therefore may differ from definitions of FFO used by other entities, as well as the definition of funds from operations used by the Real Property Association of Canada (“REALPAC”) and the National Association of Real Estate Investment Trusts, Inc. (“NAREIT”).
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2026:

	Attributable to Unitholders									Contribution from equity-accounted investments(5)	Attributable to non-controlling interests and other(4)	As per IFRS financials
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
Revenues	$329	$55	$159	$141	$137	$44	$153	$—	$1,018	$(221)	$913	$1,710
Other income(3)	170	3	2	9	52	23	22	13	294	(28)	(20)	246
Direct operating costs	(142)	(20)	(68)	(62)	(33)	(20)	(123)	(13)	(481)	136	(438)	(783)
Share of revenue, other income and direct operating costs from equity-accounted investments(1)	—	—	—	—	—	—	—	—	—	113	—	113
	357	38	93	88	156	47	52	—	831	—	455
Management service costs	—	—	—	—	—	—	—	(77)	(77)	—	—	(77)
Interest expense	(66)	(1)	(65)	(36)	(32)	(6)	(6)	(62)	(274)	19	(403)	(658)
Current income tax	(12)	(2)	(6)	(2)	(8)	(1)	(2)	—	(33)	1	78	46
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	(8)	(8)	—	—	(8)
Preferred equity	—	—	—	—	—	—	—	(8)	(8)	—	—	(8)
Perpetual subordinated notes	—	—	—	—	—	—	—	(10)	(10)	—	—	(10)
Share of interest and cash taxes from equity-accounted investments(1)	—	—	—	—	—	—	—	—	—	(20)	—	(20)
Share of Funds From Operations attributable to non-controlling interests(2)	—	—	—	—	—	—	—	—	—	—	(130)	(130)
Funds From Operations	279	35	22	50	116	40	44	(165)	421	—	—
Depreciation												(558)
Foreign exchange and financial instrument gain												4
Deferred income tax recovery												(41)
Other												(221)
Share of losses from equity-accounted investments(1)												(48)
Net loss attributable to non-controlling interests(2)												230
Net loss attributable to Unitholders(6)												$(213)
(1)Share of earnings from equity-accounted investments of $45 million is comprised of amounts found on the share of revenue, other income and direct operating costs, share of interest and cash taxes and share of earnings lines.
(2)Net loss attributable to participating non-controlling interests – in operating subsidiaries of $100 million is comprised of amounts found on share of Funds From Operations attributable to non-controlling interests and Net income (loss) attributable to non-controlling interests.
(3)Other income in FFO of $294 million, includes the Partnership’s share of recurring and cash generative items recognized in various elements of the IFRS statements and are predominantly associated with dispositions and monetizations of developed or non-core assets and businesses, recognized in the following line items of the IFRS statements: i) Other income on the consolidated statement of income (loss), ii) Current income taxes and Foreign exchange and financial instruments gain on the consolidated statement of income (loss), iii) items recognized directly in equity in the Disposals and Ownership Changes line of the consolidated statement of changes in equity and iv) the aforementioned items earned via equity-accounted investments recorded on the share of earnings of equity-accounted investments line in the consolidated statement of income (loss). See Note 2 - Disposal of assets and Note 4 - Risk management and financial instruments for further details.
(4)Amounts attributable to non-controlling interests and other associated with Other income (loss) of $20 million includes the removal of the aforementioned items in footnote 3 that are included in FFO but excluded from Other income on the consolidated statement of income (loss).
(5)Contribution from equity-accounted investments also includes our proportionate share of earnings attributable to segment revenues, other income, direct operating costs, interest expense, current income taxes, and other from our financial asset in a nuclear services business, which is recognized as an equity-accounted investment by Brookfield.
(6)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and class A.2 exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity and perpetual subordinated notes.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2025:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non- controlling interests and other(4)	As per IFRS financials
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
Revenues	$344	$52	$61	$146	$126	$67	$178	$—	$974	$(269)	$987	$1,692
Other income(3)	4	2	1	38	49	11	21	7	133	(68)	(3)	62
Direct operating costs	(121)	(17)	(25)	(58)	(40)	(21)	(114)	(11)	(407)	150	(442)	(699)
Share of revenue, other income and direct operating costs from equity-accounted investments(1)	—	—	—	—	—	—	—	—	—	187	4	191
	227	37	37	126	135	57	85	(4)	700	—	546
Management service costs	—	—	—	—	—	—	—	(56)	(56)	—	—	(56)
Interest expense	(68)	(3)	(22)	(41)	(33)	(13)	(8)	(50)	(238)	24	(410)	(624)
Current income tax	(1)	(1)	(1)	(1)	(2)	—	(3)	—	(9)	3	22	16
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	(9)	(9)	—	—	(9)
Preferred equity	—	—	—	—	—	—	—	(7)	(7)	—	—	(7)
Perpetual subordinated notes	—	—	—	—	—	—	—	(10)	(10)	—	—	(10)
Share of interest and cash taxes from equity-accounted investments(1)	—	—	—	—	—	—	—	—	—	(27)	(4)	(31)
Share of Funds From Operations attributable to non-controlling interests(2)	—	—	—	—	—	—	—	—	—	—	(154)	(154)
Funds From Operations	158	33	14	84	100	44	74	(136)	371	—	—
Depreciation												(609)
Foreign exchange and financial instrument gain												255
Deferred income tax expense												181
Other												(61)
Share of losses from equity-accounted investments(1)												(217)
Net income attributable to non-controlling interests(2)												(32)
Net loss attributable to Unitholders(5)												$(112)
(1)Share of losses from equity-accounted investments of $57 million is comprised of amounts found on the share of revenue, other income and direct operating costs, share of interest and cash taxes and share of loss lines.
(2)Net income attributable to participating non-controlling interests – in operating subsidiaries of $186 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net income attributable to non-controlling interests.
(3)Other income in FFO of $133 million, includes the Partnership’s share of recurring and cash generative items recognized in various elements of the IFRS statements and are predominantly associated with dispositions and monetizations of developed or non-core assets and businesses, recognized in the following line items of the IFRS statements: i) Other income on the consolidated statement of income (loss), ii) Current income taxes and Foreign exchange and financial instrument gain on the consolidated statement of income (loss), and iii) the aforementioned items earned via equity-accounted investments recorded on the share of earnings of equity-accounted investments line in the consolidated statement of income (loss). See See Note 4 - Risk management and financial instruments for further details.
(4)Amounts attributable to non-controlling interests and other associated with Other income (loss) of $3 million includes the removal of the aforementioned items in footnote 3 that are included in FFO but excluded from Other income on the consolidated statement of income (loss).
(5)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable and class A.2 exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity and perpetual subordinated notes.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2026:

	Attributable to Unitholders									Contribution from equity-accounted investments(5)	Attributable to non- controlling interests and other(4)	As per IFRS financials
	Hydroelectric			Wind	Utility-scale solar	Distributed generation & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
Revenues	$630	$121	$277	$301	$234	$88	$306	$—	$1,957	$(468)	$1,735	$3,224
Other income(3)	247	5	2	75	150	41	39	43	602	(63)	(155)	384
Direct operating costs	(299)	(37)	(117)	(125)	(71)	(45)	(252)	(26)	(972)	294	(884)	(1,562)
Share of revenue, other income and direct operating costs from equity-accounted investments(1)	—	—	—	—	—	—	—	—	—	237	—	237
	578	89	162	251	313	84	93	17	1,587	—	696
Management service costs	—	—	—	—	—	—	—	(150)	(150)	—	—	(150)
Interest expense	(136)	(3)	(120)	(75)	(65)	(15)	(16)	(119)	(549)	41	(789)	(1,297)
Current income tax expense	(12)	(5)	(7)	(7)	(6)	(1)	(3)	—	(41)	5	70	34
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	(15)	(15)	—	—	(15)
Preferred equity	—	—	—	—	—	—	—	(16)	(16)	—	—	(16)
Perpetual subordinated notes	—	—	—	—	—	—	—	(20)	(20)	—	—	(20)
Share of interest and cash taxes from equity-accounted investments(1)	—	—	—	—	—	—	—	—	—	(46)	—	(46)
Share of Funds From Operations attributable to non-controlling interests(2)	—	—	—	—	—	—	—	—	—	—	23	23
Funds From Operations	430	81	35	169	242	68	74	(303)	796	—	—
Depreciation												(1,106)
Foreign exchange and financial instrument gain												224
Deferred income tax recovery												6
Other												(405)
Share of losses from equity-accounted investments(1)												(125)
Net loss attributable to non-controlling interests(2)												168
Net loss attributable to Unitholders(6)												$(442)
(1)Share of earnings from equity-accounted investments of $66 million is comprised of amounts found on the share of revenue, other income and direct operating costs, share of interest and cash taxes and share of earnings lines.
(2)Net loss attributable to participating non-controlling interests – in operating subsidiaries of $191 million is comprised of amounts found on share of Funds From Operations attributable to non-controlling interests and Net income (loss) attributable to non-controlling interests.
(3)Other income in FFO of $602 million, includes the Partnership’s share of recurring and cash generative items recognized in various elements of the IFRS statements and are predominantly associated with dispositions and monetizations of developed or non-core assets and businesses, recognized in the following line items of the IFRS statements: i) Other income on the consolidated statement of income (loss), ii) Current income taxes and Foreign exchange and financial instruments gain on the consolidated statement of income (loss), iii) items recognized directly in equity in the Disposals and Ownership Changes line of the consolidated statement of changes in equity and iv) the aforementioned items earned via equity-accounted investments recorded on the share of earnings of equity-accounted investments line in the consolidated statement of income (loss). See Note 2 - Disposal of assets and Note 4 - Risk management and financial instruments for further details.
(4)Amounts attributable to non-controlling interests and other associated with Other income (loss) of $155 million includes the removal of the aforementioned items in footnote 3 that are included in FFO but excluded from Other income on the consolidated statement of income (loss).
(5)Contribution from equity-accounted investments also includes our proportionate share of earnings attributable to segment revenues, other income, direct operating costs, interest expense, current income taxes, and other from our financial asset in a nuclear services business, which is recognized as an equity-accounted investment by Brookfield.
(6)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and class A.2 exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity and perpetual subordinated notes.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2025:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non- controlling interests and other(4)	As per IFRS financials
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
Revenues	$632	$100	$138	$311	$222	$120	$308	$—	$1,831	$(491)	$1,932	$3,272
Other income(3)	23	5	1	65	79	104	27	14	318	(98)	12	232
Direct operating costs	(256)	(32)	(49)	(121)	(71)	(45)	(228)	(22)	(824)	293	(843)	(1,374)
Share of revenue, other income and direct operating costs from equity-accounted investments(1)	—	—	—	—	—	—	—	—	—	296	10	306
	399	73	90	255	230	179	107	(8)	1,325	—	1,111
Management service costs	—	—	—	—	—	—	—	(105)	(105)	—	—	(105)
Interest expense	(135)	(6)	(39)	(80)	(63)	(20)	(16)	(94)	(453)	45	(825)	(1,233)
Current income tax expense (recovery)	(3)	(4)	(7)	(5)	(4)	(1)	(5)	(1)	(30)	9	78	57
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	(17)	(17)	—	—	(17)
Preferred equity	—	—	—	—	—	—	—	(14)	(14)	—	—	(14)
Perpetual subordinated notes	—	—	—	—	—	—	—	(20)	(20)	—	—	(20)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	—	—	—	(54)	(10)	(64)
Share of Funds From Operations attributable to non-controlling interests(2)	—	—	—	—	—	—	—	—	—	—	(354)	(354)
Funds From Operations	261	63	44	170	163	158	86	(259)	686	—	—
Depreciation												(1,192)
Foreign exchange and financial instrument gain												504
Deferred income tax expense												226
Other												(322)
Share of losses from equity-accounted investments(1)												(315)
Net income attributable to non-controlling interests(2)												104
Net loss attributable to Unitholders(5)												$(309)
(1)Share of losses from equity-accounted investments of $73 million is comprised of amounts found on the share of revenue, other income and direct operating costs, share of interest and cash taxes and share of loss lines.
(2)Net income attributable to participating non-controlling interests – in operating subsidiaries of $250 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net income attributable to non-controlling interests.
(3)Other income in FFO of $318 million, includes the Partnership’s share of recurring and cash generative items recognized in various elements of the IFRS statements and are predominantly associated with dispositions and monetizations of developed or non-core assets and businesses, recognized in the following line items of the IFRS statements: i) Other income on the consolidated statement of income (loss), ii) Current income taxes and Foreign exchange and financial instrument gain on the consolidated statement of income (loss), and iii) the aforementioned items earned via equity-accounted investments recorded on the share of earnings of equity-accounted investments line in the consolidated statement of income (loss). See See Note 5 - Risk management and financial instruments for further details.
(4)Amounts attributable to non-controlling interests and other associated with Other income (loss) of $12 million includes the removal of the aforementioned items in footnote 3 that are included in FFO but excluded from Other income on the consolidated statement of income (loss).
(5)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable and class A.2 exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity and perpetual subordinated notes.
The following table provides information on each segment's statement of financial position in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of financial position by aggregating the components comprising from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
As at June 30, 2026
Cash and cash equivalents	$123	$71	$88	$258	$191	$83	$49	$8	$871	$(116)	$1,216	$1,971
Property, plant and equipment	14,424	1,472	5,939	5,487	3,919	1,898	299	—	33,438	(2,487)	38,665	69,616
Total assets	15,776	1,748	6,934	7,437	5,505	2,578	2,504	182	42,664	(2,115)	56,196	96,745
Total liabilities	10,110	513	4,465	5,169	4,123	1,322	285	6,046	32,033	(2,115)	30,979	60,897
As at December 31, 2025
Cash and cash equivalents	$200	$46	$19	$268	$169	$136	$40	$85	$963	$(141)	$1,271	$2,093
Property, plant and equipment	15,227	1,428	5,765	5,464	3,684	1,700	326	—	33,594	(2,503)	39,365	70,456
Total assets	16,492	1,687	6,305	7,545	6,041	2,576	1,801	169	42,616	(2,056)	58,141	98,701
Total liabilities	10,035	520	4,075	5,811	4,264	1,833	311	4,941	31,790	(2,056)	33,993	63,727
Geographical Information
The following table presents consolidated revenue split by reportable segment for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2026	2025	2026	2025
Hydroelectric
North America	$411	$396	$740	$713
Brazil	57	55	124	106
Colombia	418	269	734	609
	886	720	1,598	1,428
Wind	349	435	739	877
Utility-scale solar	316	338	595	636
Distributed energy & storage	159	199	292	331
	$1,710	$1,692	$3,224	$3,272
The following table presents consolidated property, plant and equipment and equity-accounted investments split by geography region:

(MILLIONS)	June 30, 2026	December 31, 2025
United States	$29,384	$30,427
Colombia	15,871	15,375
Canada	7,716	7,974
Brazil	4,831	4,648
Europe	5,110	6,032
Asia–Pacific	9,268	8,954
Other	1,150	1,133
	$73,330	$74,543